Taxation - Provision for Consolidated Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current income tax	$ (4,338)	$ (2,840)	$ 666
Deferred income tax	(39,499)	(9,485)	(21,486)
Income tax expense	$ (43,837)	$ (12,325)	$ (20,820)